Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt
Note 7 – Debt

Debt was as follows:

(in millions)	December 31, 2017	December 31, 2016
5.250% Senior Notes due 2018	$—	$500
6.464% Senior Notes due 2019	—	1,250
6.288% Senior Reset Notes to affiliates due 2019	—	1,250
6.542% Senior Notes due 2020	—	1,250
6.625% Senior Notes due 2020	—	1,000
6.366% Senior Reset Notes to affiliates due 2020	—	1,250
6.250% Senior Notes due 2021	—	1,750
6.633% Senior Notes due 2021	—	1,250
5.300% Senior Notes to affiliates due 2021	2,000	—
8.097% Senior Reset Notes to affiliates due 2021	1,250	1,250
6.125% Senior Notes due 2022	1,000	1,000
6.731% Senior Notes due 2022	—	1,250
4.000% Senior Notes due 2022	500	—
4.000% Senior Notes to affiliates due 2022	1,000	—
8.195% Senior Reset Notes to affiliates due 2022	1,250	1,250
Incremental term loan facility to affiliates due 2022	2,000	—
6.000% Senior Notes due 2023	1,300	1,300
6.625% Senior Notes due 2023	1,750	1,750
6.836% Senior Notes due 2023	600	600
9.332% Senior Reset Notes to affiliates due 2023	600	600
6.000% Senior Notes due 2024	1,000	1,000
6.500% Senior Notes due 2024	1,000	1,000
6.000% Senior Notes to affiliates due 2024	1,350	—
6.000% Senior Notes to affiliates due 2024	650	—
Incremental term loan facility to affiliates due 2024	2,000	—
5.125% Senior Notes due 2025	500	—
6.375% Senior Notes due 2025	1,700	1,700
5.125% Senior Notes to affiliates due 2025	1,250	—
6.500% Senior Notes due 2026	2,000	2,000
5.375% Senior Notes due 2027	500	—
5.375% Senior Notes to affiliates Due 2027	1,250	—
Senior Secured Term Loans	—	1,980
Capital leases	1,824	1,425
Unamortized premium from purchase price allocation fair value adjustment	78	212
Unamortized premium on debt to affiliates	59	—
Unamortized discount on Senior Secured Term Loans	—	(8)
Unamortized discount on affiliates Senior Notes	(73)	—
Debt issuance cost	(19)	(23)
Total debt	28,319	27,786
Less: Current portion of Senior Secured Term Loans	—	20
Less: Current portion of Senior Notes	999	—
Less: Current portion of capital leases	613	334
Total long-term debt	$26,707	$27,432

Classified on the balance sheet as:
Long-term debt	$12,121	$21,832
Long-term debt to affiliates	14,586	5,600
Total long-term debt	$26,707	$27,432

Debt to Third Parties

Issuances and Borrowings

During the year ended December 31, 2017, we issued the following Senior Notes:

(in millions)	Principal Issuances	Issuance Costs	Net Proceeds from Issuance of Long-Term Debt
4.000% Senior Notes due 2022	$500	$2	$498
5.125% Senior Notes due 2025	500	2	498
5.375% Senior Notes due 2027	500	1	499
Total of Senior Notes issued	$1,500	$5	$1,495

On March 16, 2017, T-Mobile USA and certain of its affiliates, as guarantors, issued a total of $1.5 billion of public Senior Notes with various interest rates and maturity dates. Issuance costs related to the public debt issuance totaled $5 million for the year ended December 31, 2017. We used the net proceeds of $1.495 billion from the transaction to redeem callable high yield debt.

On January 25, 2018, T-Mobile USA and certain of its affiliates, as guarantors, (i) issued $1.0 billion of public 4.500% Senior Notes due 2026 and (ii) issued $1.5 billion of public 4.750% Senior Notes due 2028. We intend to use the net proceeds of $2.493 billion from the transaction to redeem up to $1.75 billion of 6.625% Senior Notes due 2023, and up to $600 million of 6.836% Senior Notes due 2023, with the balance to be used for general corporate purposes, including partial pay down of borrowings under our revolving credit facility with DT. Issuance costs related to the public debt issuance totaled approximately $7 million.

Notes Redemptions

During the year ended December 31, 2017, we made the following note redemptions:

(in millions)	Principal Amount	Write-off of Premiums, Discounts and Issuance Costs (1)	Call Penalties (1) (2)	Redemption Date	Redemption Price
6.625% Senior Notes due 2020	$1,000	$(45)	$22	February 10, 2017	102.208%
5.250% Senior Notes due 2018	500	1	7	March 4, 2017	101.313%
6.250% Senior Notes due 2021	1,750	(71)	55	April 1, 2017	103.125%
6.464% Senior Notes due 2019	1,250	—	—	April 28, 2017	100.000%
6.542% Senior Notes due 2020	1,250	—	21	April 28, 2017	101.636%
6.633% Senior Notes due 2021	1,250	—	41	April 28, 2017	103.317%
6.731% Senior Notes due 2022	1,250	—	42	April 28, 2017	103.366%
Total note redemptions	$8,250	$(115)	$188

(1)
Write-off of premiums, discounts, issuance costs and call penalties are included in Other expense, net in our Consolidated Statements of Comprehensive Income. Write-off of premiums, discounts and issuance costs are included in Other, net within Net cash provided by operating activities in our Consolidated Statements of Cash Flows.

(2)	The call penalty is the excess paid over the principal amount. Call penalties are included within Net cash (used in) provided by financing activities in our Consolidated Statements of Cash Flows.

Prior to December 31, 2017, we delivered a notice of redemption on $1.0 billion aggregate principal amount of our 6.125% Senior Notes due 2022. The notes were redeemed on January 15, 2018, at a redemption price equal to 103.063% of the principal amount of the notes (plus accrued and unpaid interest thereon). The redemption premium was approximately $31 million and the write-off of issuance costs was approximately $1 million. The outstanding principal amount was reclassified from Long-term debt to Short-term debt in our Consolidated Balance Sheets as of December 31, 2017.

Debt to Affiliates

Issuances and Borrowings

During the year ended December 31, 2017, we made the following borrowings:

(in millions)	Net Proceeds from Issuance of Long-Term Debt	Extinguishments	Write-off of Discounts and Issuance Costs (1)
LIBOR plus 2.00% Senior Secured Term Loan due 2022	$2,000	$—	$—
LIBOR plus 2.00% Senior Secured Term Loan due 2024	2,000	—	—
LIBOR plus 2.750% Senior Secured Term Loan (2)	—	(1,980)	13
Total	$4,000	$(1,980)	$13

(1)
Write-off of discounts and issuance costs are included in Other expense, net in our Consolidated Statements of Comprehensive Income and Other, net within Net cash provided by operating activities in our Consolidated Statements of Cash Flows.

(2)	Our Senior Secured Term Loan extinguished during the year ended December 31, 2017 was Third Party debt.

On January 25, 2017, T-Mobile USA, Inc. (“T-Mobile USA”), and certain of its affiliates, as guarantors, entered into an agreement to borrow $4.0 billion under a secured term loan facility (“Incremental Term Loan Facility”) with DT, our majority stockholder, to refinance $1.98 billion of outstanding senior secured term loans under its Term Loan Credit Agreement dated November 9, 2015, with the remaining net proceeds from the transaction used to redeem callable high yield debt. The Incremental Term Loan Facility increased DT’s incremental term loan commitment provided to T-Mobile USA under that certain First Incremental Facility Amendment dated as of December 29, 2016, from $660 million to $2.0 billion and provided T-Mobile USA with an additional $2.0 billion incremental term loan commitment.

On January 31, 2017, the loans under the Incremental Term Loan Facility were drawn in two tranches: (i) $2.0 billion of which bears interest at a rate equal to a per annum rate of LIBOR plus a margin of 2.00% and matures on November 9, 2022, and (ii) $2.0 billion of which bears interest at a rate equal to a per annum rate of LIBOR plus a margin of 2.25% and matures on January 31, 2024. In July 2017, we repriced the $2.0 billion Incremental Term Loan Facility maturing on January 31, 2024, with DT by reducing the interest rate to a per annum rate of LIBOR plus a margin of 2.00%. No issuance fees were incurred related to this debt agreement for the year ended December 31, 2017.

On March 31, 2017, the Incremental Term Loan Facility was amended to waive all interim principal payments. The outstanding principal balance will be due at maturity.

During the year ended December 31, 2017, we issued the following Senior Notes to DT:

(in millions)	Principal Issuances (Redemptions)	Discounts (1)	Net Proceeds from Issuance of Long-Term Debt
4.000% Senior Notes due 2022	$1,000	$(23)	$977
5.125% Senior Notes due 2025	1,250	(28)	1,222
5.375% Senior Notes due 2027 (2)	1,250	(28)	1,222
6.288% Senior Reset Notes due 2019	(1,250)	—	(1,250)
6.366% Senior Reset Notes due 2020	(1,250)	—	(1,250)
Total	$1,000	$(79)	$921

(1)	Discounts reduce Proceeds from issuance of long-term debt and are included within Net cash (used in) provided by financing activities in our Consolidated Statements of Cash Flows.

(2)
In April 2017, we issued to DT $750 million in aggregate principal amount of the 5.375% Senior Notes due 2027, and in September 2017, we issued to DT the remaining $500 million in aggregate principal amount of the 5.375% Senior Notes due 2027.

On March 13, 2017, DT agreed to purchase a total of $3.5 billion in aggregate principal amounts of Senior Notes with various interest rates and maturity dates (the “new DT Notes”).

Through net settlement in April 2017, we issued to DT a total of $3.0 billion in aggregate principal amount of the new DT Notes and redeemed the $2.5 billion in outstanding aggregate principal amount of Senior Reset Notes with various interest rates and maturity dates (the “old DT Notes”).

The redemption prices of the old DT Notes were 103.144% and 103.183%, resulting in a total of $79 million in early redemption fees. These early redemption fees were recorded as discounts on the issuance of the new DT Notes.

In September 2017, we issued to DT $500 million in aggregate principal amount of 5.375% Senior Notes due 2027, which is the final tranche of the new DT Notes. We were not required to pay any underwriting fees or issuance costs in connection with the issuance of the notes.

Net proceeds from the issuance of the new DT Notes were $921 million and are included in Proceeds from issuance of long-term debt in our Consolidated Statements of Cash Flows.

On May 9, 2017, we exercised our option under existing purchase agreements and issued the following Senior Notes to DT:

(in millions)	Principal Issuances	Premium	Net Proceeds from Issuance of Long-Term Debt
5.300% Senior Notes due 2021	$2,000	$—	$2,000
6.000% Senior Notes due 2024	1,350	40	1,390
6.000% Senior Notes due 2024	650	24	674
Total	$4,000	$64	$4,064

The proceeds were used to fund a portion of the purchase price of spectrum licenses won in the 600 MHz spectrum auction. Net proceeds from these issuances include $64 million in debt premiums. See Note 5 - Goodwill, Spectrum Licenses and Other Intangible Assets for further information.

On January 22, 2018, DT agreed to purchase $1.0 billion in aggregate principal amount of 4.500% Senior Notes due 2026 and $1.5 billion in aggregate principal amount of 4.750% Senior Notes due 2028 directly from T-Mobile USA and certain of its affiliates, as guarantors, with no underwriting discount (the “DT Notes”).

DT has agreed that the payment for the DT notes will be made by delivery of $1.25 billion in aggregate principal amount of 8.097% Senior Reset Notes due 2021 and $1.25 billion in aggregate principal amount of 8.195% Senior Reset Notes due 2022 (collectively, the “DT Senior Reset Notes”) held by DT and which T-Mobile USA will have called for redemption, in exchange for the DT notes. In connection with such exchange, we will pay DT in cash the premium portion of the redemption price set forth in the indenture governing the DT Senior Reset Notes, plus accrued but unpaid interest on the DT Senior Reset Notes to, but not including, the exchange date.

The closing of the issuance and sale of the DT notes to DT, and exchange of the DT Senior Reset Notes, is expected to occur on or about April 30, 2018.

Capital Leases

Capital lease agreements primarily relate to network equipment with varying expiration terms through 2031. Future minimum payments required under capital leases, including interest and maintenance, over their remaining terms are summarized below:

(in millions)	Future Minimum Payments
Year Ended December 31,
2018	$682
2019	634
2020	338
2021	151
2022	67
Thereafter	172
Total	$2,044
Included in Total
Interest	$169
Maintenance	51

Financing Arrangements

We maintain a handset financing arrangement with Deutsche Bank AG (“Deutsche Bank”), which allows for up to $108 million in borrowings. Under the handset financing arrangement, we can effectively extend payment terms for invoices payable to certain handset vendors. The interest rate on the handset financing arrangement is determined based on LIBOR plus a specified margin per the arrangement. Obligations under the handset financing arrangement are included in Short-term debt in our Consolidated Balance Sheets. In 2016, we utilized and repaid $100 million under the financing arrangement. As of December 31, 2017 and 2016, there was no outstanding balance.

We maintain vendor financing arrangements with our primary network equipment suppliers. Under the respective agreements, we can obtain extended financing terms. The interest rate on the vendor financing arrangements is determined based on the difference between LIBOR and a specified margin per the agreements. Obligations under the vendor financing arrangements are included in Short-term debt in our Consolidated Balance Sheets. In 2017, we utilized and repaid $300 million under the financing arrangement. As of December 31, 2017 and 2016, there was no outstanding balance.

Revolving Credit Facility and Standby Letters of Credit

We had an unsecured revolving credit facility with Deutsche Telekom which allowed for up to $500 million in borrowings. In December 2016, we terminated our $500 million unsecured revolving credit facility with Deutsche Telekom.

In December 2016, T-Mobile USA entered into a $2.5 billion revolving credit facility with Deutsche Telekom which comprised of (i) a three-year $1.0 billion unsecured revolving credit agreement and (ii) a three-year $1.5 billion secured revolving credit agreement. The applicable margin for the Unsecured Revolving Credit Facility ranges from 2.00% to 3.25% per annum for Eurodollar Rate loans. The applicable margin for the Secured Revolving Credit Facility ranges from 1.00% to 1.75% per annum for Eurodollar Rate loans. As of December 31, 2017 and 2016, there were no outstanding borrowings under the revolving credit facility.

In January 2018, we utilized proceeds under the revolving credit facility to redeem $1.0 billion in aggregate principal amount of our 6.125% Senior Notes due 2022 and for general corporate purposes. As of February 5, 2018, there were no outstanding borrowings on the revolving credit facility. The Proceeds and borrowings from the revolving credit facility are presented in Proceeds from borrowing on revolving credit facility and Repayments of revolving credit facility within Net cash (used in) provided by financing activities in our Consolidated Statements of Cash Flows.

For the purposes of securing our obligations to provide handset insurance services, we maintain an agreement for standby letters of credit with JP Morgan Chase Bank, N.A. (“JP Morgan Chase”). For purposes of securing our general purpose obligations, we maintain a letter of credit reimbursement agreement with Deutsche Bank.

The following table summarizes the outstanding standby letters of credit under each agreement:

(in millions)	December 31, 2017	December 31, 2016
JP Morgan Chase	$20	$20
Deutsche Bank	59	54
Total outstanding balance	$79	$74